Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Comparison

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of SLB’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for CEO ($)		Compensation Actually Paid to CEO ($)		Average Summary Compensation Table Total for Non-CEO NEOs ($)		Average Compensation Actually Paid to Non-CEO NEOs ($)		Value of Initial Fixed $100 Investment Based on:			(Stated in millions)
		(1)		(2)		(3)		(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return	(4)	Net Income (Loss) ($)	Adjusted EBITDA ($)	(5)
2023	18,249,585		26,165,195	(6)	5,907,339		9,304,743	(7)	$140.98	$134.09		4,275	8,107
2022	15,713,757		39,478,899		5,087,891		17,341,223		$142.09	$146.82		3,492	6,462
2021	16,795,502		32,392,156		6,353,971		13,116,171		$78.43	$82.83		1,928	4,925
2020	5,650,084		(10,610,514)		6,081,217		2,190,708		$56.19	$63.45		(10,486)	4,313

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the Summary Compensation Table for fiscal years 2023, 2022, 2021, and 2020. Mr. Le Peuch served as CEO for each of the years presented.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. For reconciliations of the “compensation actually paid” in 2023 to the “Total” compensation amounts for 2023 reported in the Summary Compensation Table (SCT) on page 50 of this proxy statement, see footnotes (6) and (7) below.

(3)	For 2023, reflects average compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2022, reflects average compensation information for Mr. Al Mogharbel, Mr. Biguet, Mr. Merad, and Ms. Ralston, as well as Ashok Belani, SLB’s former EVP, New Energy. For 2021, reflects average compensation information for Mr. Al Mogharbel and Mr. Biguet, as well as Mr. Belani and Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects average compensation information for Mr. Al Mogharbel and Mr. Biguet, as well as Mr. Belani, Ms. Gharbi, and Simon Ayat, SLB’s former EVP and Chief Financial Officer.

(4)	Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2023, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our 2023 Annual Report.
(5)	Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. Adjusted EBITDA is a non-GAAP measure. See Appendix A for reconciliations of non-GAAP measures to their most comparable GAAP measures.
(6)	To calculate the amount of “compensation actually paid” to our CEO for 2023, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the SCT:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)	(a)	Equity Award Adjustments for CEO ($)	(b)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)	(c)	Pension Benefit Adjustments for CEO ($)	(d)	Compensation Actually Paid to CEO ($)
2023	18,249,585	(12,000,045)		20,767,832		(1,022,545)		170,368		26,165,195

(a)	Represents the grant date fair value of the equity awards to our CEO in 2023, as reported in the “Stock Awards” column in the SCT.
(b)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	($)
As of year-end for awards granted during 2023	18,520,456
Year-over-year increase of unvested awards granted in prior years	2,247,375
Increase from prior fiscal year-end for awards that vested during 2023	—
Total Equity Award Adjustments	20,767,832

(c)	Represents the change in 2023 in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(d)	Represents the actuarially determined service cost for services rendered in 2023 under all benefit and actuarial pension plans in which our CEO participates.

(7)	To calculate the amount of average “compensation actually paid” to our NEOs other than our CEO for 2023, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs as reported in the SCT:

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)	(w)	Average Equity Award Adjustments for Non-CEO NEOs ($)	(x)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)	(y)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)	(z)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	5,907,339	(3,424,994)		7,053,306		(272,117)		41,210		9,304,743

(w)	Represents the average of the grant date fair value of the equity awards to our non-CEO NEOs in 2023, as reported in the “Stock Awards” column in the SCT.
(x)	Represents the average of the year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	($)
As of year-end for awards granted during 2023	5,286,005
Year-over-year increase of unvested awards granted in prior years	831,292
Increase from prior fiscal year-end for awards that vested during 2023	936,009
Total Equity Award Adjustments	7,053,306

(y)	Represents the average change in 2023 in the actuarial present value of the accumulated benefits to our non-CEO NEOs under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(z)	Represents the actuarially determined service cost for services rendered in 2023 under all benefit and actuarial pension plans in which our non-CEO NEOs participate.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the Summary Compensation Table for fiscal years 2023, 2022, 2021, and 2020. Mr. Le Peuch served as CEO for each of the years presented.

(3)	For 2023, reflects average compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2022, reflects average compensation information for Mr. Al Mogharbel, Mr. Biguet, Mr. Merad, and Ms. Ralston, as well as Ashok Belani, SLB’s former EVP, New Energy. For 2021, reflects average compensation information for Mr. Al Mogharbel and Mr. Biguet, as well as Mr. Belani and Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects average compensation information for Mr. Al Mogharbel and Mr. Biguet, as well as Mr. Belani, Ms. Gharbi, and Simon Ayat, SLB’s former EVP and Chief Financial Officer.

PEO Total Compensation Amount	[1]	$ 18,249,585		$ 15,713,757	$ 16,795,502	$ 5,650,084
PEO Actually Paid Compensation Amount	[2]	$ 26,165,195	[3]	39,478,899	32,392,156	(10,610,514)
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)	(a)	Equity Award Adjustments for CEO ($)	(b)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)	(c)	Pension Benefit Adjustments for CEO ($)	(d)	Compensation Actually Paid to CEO ($)
2023	18,249,585	(12,000,045)		20,767,832		(1,022,545)		170,368		26,165,195

(a)	Represents the grant date fair value of the equity awards to our CEO in 2023, as reported in the “Stock Awards” column in the SCT.
(b)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	($)
As of year-end for awards granted during 2023	18,520,456
Year-over-year increase of unvested awards granted in prior years	2,247,375
Increase from prior fiscal year-end for awards that vested during 2023	—
Total Equity Award Adjustments	20,767,832

(c)	Represents the change in 2023 in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(d)	Represents the actuarially determined service cost for services rendered in 2023 under all benefit and actuarial pension plans in which our CEO participates.

Non-PEO NEO Average Total Compensation Amount	[4]	$ 5,907,339		5,087,891	6,353,971	6,081,217
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4]	$ 9,304,743	[5]	17,341,223	13,116,171	2,190,708
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)	(w)	Average Equity Award Adjustments for Non-CEO NEOs ($)	(x)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)	(y)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)	(z)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	5,907,339	(3,424,994)		7,053,306		(272,117)		41,210		9,304,743

(w)	Represents the average of the grant date fair value of the equity awards to our non-CEO NEOs in 2023, as reported in the “Stock Awards” column in the SCT.
(x)	Represents the average of the year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	($)
As of year-end for awards granted during 2023	5,286,005
Year-over-year increase of unvested awards granted in prior years	831,292
Increase from prior fiscal year-end for awards that vested during 2023	936,009
Total Equity Award Adjustments	7,053,306

(y)	Represents the average change in 2023 in the actuarial present value of the accumulated benefits to our non-CEO NEOs under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(z)	Represents the actuarially determined service cost for services rendered in 2023 under all benefit and actuarial pension plans in which our non-CEO NEOs participate.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP vs. Total Shareholder Return (SLB and OSX)
Compensation Actually Paid vs. Net Income [Text Block]		CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		CAP vs. Adjusted EBITDA
Tabular List [Table Text Block]

Pay-for-Performance Alignment

The following table identifies the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2023, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Free Cash Flow Margin
Return on Capital Employed
Total Shareholder Return

Total Shareholder Return Amount		$ 140.98		142.09	78.43	56.19
Peer Group Total Shareholder Return Amount	[6]	134.09		146.82	82.83	63.45
Net Income (Loss) Attributable to Parent		$ 4,275,000,000		$ 3,492,000,000	$ 1,928,000,000	$ (10,486,000,000)
Company Selected Measure Amount	[7]	8,107,000,000		6,462,000,000	4,925,000,000	4,313,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
PEO [Member] | Reported Value of Equity Awards for CEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ (12,000,045)
PEO [Member] | Equity Award Adjustments for CEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	20,767,832
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits for CEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(1,022,545)
PEO [Member] | Pension Benefit Adjustments for CEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	170,368
PEO [Member] | As of year-end for awards granted during 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,520,456
PEO [Member] | Year-over-year increase of unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,247,375
PEO [Member] | Increase from prior fiscal year-end for awards that vested during 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Le Peuch
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Le Peuch		Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch
Non-PEO NEO [Member] | As of year-end for awards granted during 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,286,005
Non-PEO NEO [Member] | Year-over-year increase of unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		831,292
Non-PEO NEO [Member] | Increase from prior fiscal year-end for awards that vested during 2023
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		936,009
Non-PEO NEO [Member] | Average Reported Value of Equity Awards for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(3,424,994)
Non-PEO NEO [Member] | Average Equity Award Adjustments for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	7,053,306
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	(272,117)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	$ 41,210
Non-PEO NEO [Member] | Mr. Al Mogharbel
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Al Mogharbel		Mr. Al Mogharbel	Mr. Al Mogharbel	Mr. Al Mogharbel
Non-PEO NEO [Member] | Mr. Biguet
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Biguet		Mr. Biguet	Mr. Biguet	Mr. Biguet
Non-PEO NEO [Member] | Mr. Merad
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Merad		Mr. Merad
Non-PEO NEO [Member] | Ms. Ralston
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Ralston		Ms. Ralston
Non-PEO NEO [Member] | Ashok Belani
Pay vs Performance Disclosure [Table]
PEO Name				Ashok Belani	Mr. Belani	Mr. Belani
Non-PEO NEO [Member] | Hinda Gharbi
Pay vs Performance Disclosure [Table]
PEO Name					Hinda Gharbi	Ms. Gharbi
Non-PEO NEO [Member] | Simon Ayat
Pay vs Performance Disclosure [Table]
PEO Name						Simon Ayat

[1]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the Summary Compensation Table for fiscal years 2023, 2022, 2021, and 2020. Mr. Le Peuch served as CEO for each of the years presented.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. For reconciliations of the “compensation actually paid” in 2023 to the “Total” compensation amounts for 2023 reported in the Summary Compensation Table () on page 50 of this proxy statement, see footnotes (6) and (7) below.
[3]	To calculate the amount of “compensation actually paid” to our CEO for 2023, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the SCT:
[4]	For 2023, reflects average compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2022, reflects average compensation information for Mr. Al Mogharbel, Mr. Biguet, Mr. Merad, and Ms. Ralston, as well as Ashok Belani, SLB’s former EVP, New Energy. For 2021, reflects average compensation information for Mr. Al Mogharbel and Mr. Biguet, as well as Mr. Belani and Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects average compensation information for Mr. Al Mogharbel and Mr. Biguet, as well as Mr. Belani, Ms. Gharbi, and Simon Ayat, SLB’s former EVP and Chief Financial Officer.
[5]	To calculate the amount of average “compensation actually paid” to our NEOs other than our CEO for 2023, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs as reported in the SCT:
[6]	Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector () index, as of December 31, 2023, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our 2023 Annual Report.
[7]	Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. Adjusted EBITDA is a non-GAAP measure. See Appendix A for reconciliations of non-GAAP measures to their most comparable GAAP measures.
[8]	Represents the grant date fair value of the equity awards to our CEO in 2023, as reported in the “Stock Awards” column in the SCT.
[9]	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.
[10]	Represents the change in 2023 in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
[11]	Represents the actuarially determined service cost for services rendered in 2023 under all benefit and actuarial pension plans in which our CEO participates.
[12]	Represents the average of the grant date fair value of the equity awards to our non-CEO NEOs in 2023, as reported in the “Stock Awards” column in the SCT.
[13]	Represents the average of the year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted.
[14]	Represents the average change in 2023 in the actuarial present value of the accumulated benefits to our non-CEO NEOs under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
[15]	Represents the actuarially determined service cost for services rendered in 2023 under all benefit and actuarial pension plans in which our non-CEO NEOs participate.